Related Party Transactions (Details) - Schedule of sales to related parties - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Sales to related parties
Total	$ 304,875	$ 281,784	$ 228,814
Hunyuan Baiyang Food Co., Ltd. [Member]
Sales to related parties
Total	215,693
Shexian Ruibo [Member]
Sales to related parties
Total	82,453	61,177
Q Green Techcon Private Limited [Member]
Sales to related parties
Total	$ 6,729	$ 220,607	$ 228,814